AFFILIATE AND RELATED PARTY TRANSACTIONS - Revenue and Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenue	$ 986	$ 720		$ 1,380	$ 720	$ 1,086
Operating expenses:
Programming and other direct costs, net of credits	1,196	642		3,026	642	1,947
Other operating expenses, net of credits	28,332	8,056		73,263	13,056	18,854
Operating expenses, net	29,528	8,698		76,289	13,698	20,801
Net charges	$ 28,542	$ 56,595		$ 679,037	$ 66,900	$ 132,427
Cablevision Systems Corporation And Subsidiaries
Related Party Transaction [Line Items]
Revenue			$ 2,088				$ 5,343	$ 5,075
Operating expenses:
Programming and other direct costs, net of credits			84,636				176,909	179,144
Other operating expenses, net of credits			2,182				5,372	3,878
Operating expenses, net			86,818				182,281	183,022
Net charges			$ 84,730				$ 176,938	$ 177,947